Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting

6.    Segment reporting

Operating segments are based upon the Company’s management reporting structure. During 2022, the Company has revised its operating segments to reflect the way its Chief Operating Decision Maker (“CODM”) is currently managing the business. Our revised organizational structure includes the following ten operating segments:

●	Canada – Silicon Metals
●	Canada – Silicon Alloys
●	US – Silicon Metals
●	US - Silicon Alloys
●	Europe – Manganese Alloys
●	Europe – Silicon Metals
●	Europe - Silicon Alloys
●	South Africa – Silicon Metals
●	South Africa – Silicon Alloys; and
●	Other segments

The operating segments described above are those components whose operating results are regularly reviewed by the entity’s Chief Operating Decision Maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. This is due to the integrated operations within each region and product family and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a region and product level.

The Company’s North America- Silicon Metal and North America – Silicon Alloys reportable segments are the result of the aggregation of the operating segments of the United States and Canada Silicon Metals and the operating segments of the United States and Canada Silicon Alloys. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Europe-Silicon Metals, the Europe-Silicon Alloys, the Europe -Manganese, the South Africa – Silicon Metals and South Africa – Silicon Alloys reportable segments are equal to each related Operating segment.

All other segments that do not meet the quantitative threshold for separate reporting have been grouped as “Other segments”, mainly includes holding entities in United Kingdom and subsidiary OPCO in Spain.

The consolidated income statements as of  December 31, 2022, 2021 and 2020, by reportable segment, are as follows:

	2022
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	671,290	339,414	701,140	536,753	259,419	17,337	122,262	81,560	(131,259)	2,597,916
Raw materials and energy consumption for production	(305,545)	(68,490)	(541,034)	(241,936)	(139,687)	(9,270)	(65,373)	(46,759)	133,008	(1,285,086)
Other operating income	6,464	122	42,882	76,255	23,622	156	66	59,840	(62,051)	147,356
Staff costs	(61,378)	(41,923)	(28,996)	(81,175)	(50,467)	(1,736)	(11,652)	(37,483)	—	(314,810)
Other operating expense	(33,708)	(37,859)	(111,741)	(99,513)	(33,265)	(2,649)	(13,193)	(74,626)	60,302	(346,252)
Depreciation and amortization charges, operating allowances and write-downs	(33,708)	(15,135)	(13,005)	(4,605)	(8,086)	(748)	(5,278)	(994)	—	(81,559)
Impairment (loss) gain	—	—	(33,222)	—	(26,028)	5,357	2,408	(5,514)	—	(56,999)
Net gain due to changes in the value of assets	—	—	—	—	—	—	—	349	—	349
(Loss) gain on disposal of non-current assets	(522)	(126)	(189)	230	82	—	—	66	—	(459)
Other (loss)	—	—	11	—	—	—	—	80	—	91
Operating Profit	242,893	176,003	15,846	186,009	25,590	8,447	29,240	(23,481)	—	660,547
(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2021(*)
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	370,109	154,699	476,287	437,533	227,804	12,604	104,591	43,568	(48,287)	1,778,908
Raw materials and energy consumption for production	(265,653)	(57,663)	(326,257)	(303,811)	(170,073)	(8,240)	(68,377)	(33,445)	48,623	(1,184,896)
Other operating income	5,089	296	34,142	48,828	16,924	278	485	49,901	(45,858)	110,085
Staff costs	(51,163)	(31,300)	(33,696)	(77,608)	(42,679)	(1,542)	(11,726)	(31,203)	—	(280,917)
Other operating expense	(22,222)	(20,848)	(105,290)	(105,712)	(23,043)	(1,904)	(11,352)	(51,960)	45,522	(296,809)
Depreciation and amortization charges, operating allowances and write-downs	(40,489)	(15,281)	(18,634)	(7,330)	(9,522)	(546)	(4,535)	(991)	—	(97,328)
Impairment (loss) gain	—	—	(376)	14	(455)	288	2,396	(1,730)	—	137
Net gain due to changes in the value of assets	—	—	—	—	—	—	—	758	—	758
(Loss) gain on disposal of non-current assets	(347)	741	—	733	296	—	—	(37)	—	1,386
Other (loss)	—	—	—	—	—	—	—	—	—	—
Operating (loss) profit	(4,676)	30,644	26,176	(7,353)	(749)	938	11,482	(25,076)	—	31,386

(*) Our operating segments have been revised in 2022 to reflect the way its chief operating decision maker (“CODM”) is currently managing and viewing the business. Accordingly, the results of 2021 and 2020 have been restated to report results according to the operating segments revised in 2022.

(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2020(*)
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	289,485	135,792	240,142	321,632	146,096	17,631	62,941	25,334	(94,619)	1,144,434
Raw materials and energy consumption for production	(205,260)	(75,597)	(204,063)	(255,798)	(113,332)	(12,267)	(43,796)	(19,518)	94,145	(835,486)
Other operating income	2,804	113	9,199	19,971	5,078	127	3	24,587	(28,255)	33,627
Staff costs	(48,219)	(25,769)	(28,337)	(52,236)	(32,064)	(2,497)	(8,516)	(17,144)	—	(214,782)
Other operating expense	(18,990)	(15,325)	(33,884)	(35,415)	(16,397)	(3,515)	(10,583)	(26,679)	28,729	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(48,691)	(12,973)	(19,086)	(8,900)	(10,352)	(1,563)	(5,578)	(1,046)	—	(108,189)
Impairment (loss) gain	(26,861)	(8,824)	305	—	(17,942)	(1,899)	(6,777)	(11,346)	—	(73,344)
Net gain due to changes in the value of assets	—	—	—	—	—	—	—	158	—	158
(Loss) gain on disposal of non-current assets	(641)	(227)	1,154	682	319	—	—	5	—	1,292
Other (loss) gain	—	—	4	—	—	—	—	(5)	—	(1)
Operating (loss)	(56,373)	(2,810)	(34,566)	(10,064)	(38,594)	(3,983)	(12,306)	(25,654)	—	(184,350)

(*) Our operating segments have been revised in 2022 to reflect the way its chief operating decision maker (“CODM”) is currently managing and viewing the business. Accordingly, the results of 2021 and 2020 have been restated to report results according to the operating segments revised in 2022.

(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Other disclosures

Sales by product line

Sales by product line are as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Silicon metal	1,116,193	637,695	463,217
Manganese-based alloys	525,483	469,138	267,469
Ferrosilicon	561,539	337,833	176,447
Other silicon-based alloys	192,409	161,750	126,817
Silica fume	32,290	32,409	25,888
Other	170,002	140,083	84,596
Total	2,597,916	1,778,908	1,144,434

Information about major customers

Total sales of $1,322,724 thousand, $870,039 thousand, and $580,570 thousand were attributable to the Company’s top ten customers in 2022, 2021, and 2020 respectively. During 2022, 2021, and, 2020 sales corresponding to Dow Silicones Corporation represented 16.8%, 12.2% and 13.2%, respectively of the Company’s sales. Sales to Dow Silicones Corporation are included partially in the North America – Silicon Metal segment and partially in the Europe - Silicon Metal segment.

Non current assets by geographical area

The non-current assets by geographical area are as follows:

	Year ended December 31,
	2022	2021
	US$´000	US$´000
United States of America	231,565	230,356
Europe
Spain	109,759	146,405
France	133,684	138,842
Other EU Countries	55,835	71,612
Total non-current assets in Europe	299,278	356,859
Rest of the World	133,040	124,839
Total	663,883	712,054